Income taxes (Details) - Schedule of income tax expense - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal		$ 4,316
State	17,551	5,755
Foreign	495,058	287,682
Total current	512,609	297,753
Deferred:
Federal
State
Foreign	(13,442)	7,603
Total provision	$ 499,167	$ 305,356